Acquisition of Certain Assets, Goodwill, Identifiable	9 Months Ended	12 Months Ended
	Sep. 25, 2011	Dec. 26, 2010
Notes to Financial Statements
Acquisition of Certain Assets, Goodwill, Identifiable

On June 3, 2009, as part of the acquisition of certain assets (principally inventory, customer lists, product recipes, URL and Brand name) of Home Bistro Foods, Inc. (“HB”) in a Bankruptcy sale, the Company assumed the secured debt of HB. This secured promissory note, dated June 3, 2009 is due to New York Small Business Venture Fund LLC (“NYSBVF”). The note accrues interest at the rate of 6.25% per annum and is subordinated to the Company’s existing first secured debt (“EFSD”), see Note 15. The Company is prohibited from making any payments until such time at the Company’s EFSD secured debt is no longer outstanding and the warrants of the EFSD has been exercised in full or has expired. As of December 26, 2010 and December 27, 2009 the amount outstanding to NYSBVF was $961 and $902, respectively. In the event the EFSD and warrants are no longer outstanding, the Company and NYSBVF may agree to a conversion price to convert the NYSBVF debt outstanding into common stock of the Company. If no conversion price is agreed to within 20 days, the full amount is due and payable within 120 days of the EFSD and warrants no longer being outstanding. Home Bistro® caters to the growing demand for gourmet products and services that address prevailing consumer and business trends for gifting and convenience.

At closing on June 3, 2009, the Company acquired inventory of $62, identifiable intangible assets, primarily customer lists and product recipes of $310, and assumed the NYSBVF debt of $868. This resulted in recorded goodwill of $496. The fair values of the net assets acquired were determined using discounted cash flow analyses and estimates made by management. Goodwill and indefinite lived intangibles, which are nonamortizable under generally accepted accounting principles is deductible for income tax purposes. Identifiable intangible assets were allocated as follows: customer lists amounted to $204 and are amortizable over a period of 3 years in an accelerated manner that reflects customer attrition, and product recipes amounted to $106 and is nonamortizable.

Intangible assets subject to amortization as of December 26, 2010 and December 27, 2009 were as follows:

	Gross Carrying Value	Accumulated Amortization	Net Book Value

2010
Customer lists	$204	$136	$68

2009
Customer lists	$204	$34	$170

Amortization expense for intangible assets subject to amortization amounted to $102 and $34 for the years ended December 26, 2010 and December 27, 2009, respectively.  The estimated aggregate amortization expense for intangible assets subject to amortization for each of the succeeding fiscal years ended in 2011 and 2012 are as follows:  2011: $51 and 2012: $17.